Intangible assets other than goodwill (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	$ 172,389,672	$ 151,943,693	$ 128,257,441
Trademark [Member]
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	142,547,210	121,643,175	$ 102,648,435
Chile | Trademark [Member]
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	50,598,034	37,554,151
Chile | Trademark [Member] | Embotelladoras Chilenas Unidas S.A.
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	33,003,901	32,910,686
Chile | Trademark [Member] | Manantial S.A.
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	1,166,000	1,166,000
Chile | Trademark [Member] | Compañía Pisquera de Chile S.A.
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	1,363,782	1,363,782
Chile | Trademark [Member] | Compañía Cervecería Kunstmann S.A.
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	15,064,351	2,113,683
International Business | Trademark [Member]
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	72,001,834	64,163,708
International Business | Trademark [Member] | CCU Argentina S.A. and subsidiaries
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	59,088,046	51,457,083
International Business | Trademark [Member] | Marzurel S.A., Coralina S.A. and Milotur S.A.
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	2,641,563	2,337,366
International Business | Trademark [Member] | Bebidas del Paraguay S.A. y Distribuidora del Paraguay S.A.
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	3,563,156	3,747,752
International Business | Trademark [Member] | Bebidas Bolivianas BBO S.A. [Member]
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	6,709,069	6,621,507
Wines | Trademark [Member]
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	19,947,342	19,925,316
Wines | Trademark [Member] | Vina San Pedro Tarapaca S.A. [Member]
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	$ 19,947,342	$ 19,925,316